UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                -------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   646 Steamboat Road
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-863-1430
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Greenwich, CT         11/15/99
       ------------------------   ------------------------------  ------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
            -------------       ----------------------------------------
        [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        59
                                               -------------

Form 13F Information Table Value Total:       $831,119
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              -------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ----
FIRST WORLD COMM. INC.  CORPORATE    337625AC1    24,353  47,750,000(SH)    (SOLE)      47,750,000

AIRGATE PCS             COMMON STK   009367103     3,109     125,000(SH)    (SOLE)         125,000

ALKERMES INC            COMMON STK   01642T108    20,889     725,000(SH)    (SOLE)         725,000

ALLSCRIPTS INC          COMMON STK   019886100    15,002     945,000(SH)    (SOLE)         945,000

ALPINE GROUP US         COMMON STK   020825105     3,170     245,000(SH)    (SOLE)         245,000

AMERICAN TOWER SYSTEMS  COMMON STK   029912201     3,925     200,000(SH)    (SOLE)         200,000

AMERITRADE HLDGS        COMMON STK   03072H109     6,799     370,000(SH)    (SOLE)         370,000

ASSOCIATED GROUP        COMMON STK   045651205    27,859     460,000(SH)    (SOLE)         460,000

BINDVIEW DEVELOPMENT    COMMON STK   090327107     4,528     230,000(SH)    (SOLE)         230,000
INC

CSG SYSTEMS             COMMON STK   126349109     1,370      50,000(SH)    (SOLE)          50,000

CAREMARK RX INC         COMMON STK   141705103    18,400   3,200,000(SH)    (SOLE)       3,200,000

CENTURY COMM. CORP      COMMON STK   156503104    14,372     315,000(SH)    (SOLE)         315,000

CHASE MANHATTAN CORP    COMMON STK   16161A108    11,683     155,000(SH)    (SOLE)         155,000

CINCINNATI BELL INC     COMMON STK   171870108     1,944     100,000(SH)    (SOLE)         100,00

COGNOS INC              COMMON STK   19244C109     6,776     260,000(SH)    (SOLE)         260,000

COMPUCREDIT CORP        COMMON STK   20478N100    14,850     800,000(SH)    (SOLE)         800,000

DPS COMMUNICATIONS      COMMON STK   2332K106        950      50,000(SH)    (SOLE)          50,000

DANKA BUSINESS SYS PLC  COMMON STK   236277109    28,270   2,775,000(SH)    (SOLE)       2,775,000

DELL COMPUTER           COMMON STK   247025109    32,950     800,000(SH)(P) (SOLE)         800,000

DIGITAL INSIGHT CORP    COMMON STK   25385P106       153      10,200(SH)    (SOLE)          10,200

DOCUMENTUM INC          COMMON STK   256159104     6,271     290,000(SH)    (SOLE)         290,000

DLJ & CO                COMMON STK   257661504     1,098      72,000(SH)    (SOLE)          72,000

ETOYS INC               COMMON STK   297862104     8,320     125,000(SH)    (SOLE)         125,000

FIRST WORLD COMM.       COMMON WAR   337625115     3,343      47,750(SH)    (SOLE)          47,750

FOREST OIL CORP         COMMON STK   346091606     3,413     200,000(SH)    (SOLE)         200,000

GILEAD SCIENCES INC     COMMON STK   375558103    12,838     200,000(SH)    (SOLE)         200,000

GLOBAL TELESYSTEMS GRP  COMMON STK   37936U104    23,663   1,200,000(SH)    (SOLE)       1,200,000

ICG COMMUNICATIONS      COMMON STK   449246107    13,617     875,000(SH)    (SOLE)         875,000

IMS HEALTH INC (WI)     COMMON STK   449934108    25,094   1,100,000(SH)    (SOLE)       1,100,000

IXC COMMUNICATIONS INC  COMMON STK   450713102     1,380      35,000(SH)    (SOLE)          35,000

INTERGRAPH CORP         COMMON STK   458683109     7,453   1,325,000(SH)    (SOLE)       1,325,000

INTERNAP NETWORK        COMMON STK   45885A102     4,494     100,700(SH)    (SOLE)         100,700
SERVICE

INTERSPEED INC          COMMON STK   46070W107     1,807     102,500(SH)    (SOLE)         102,500

INTUIT                  COMMON STK   461202103     8,766     100,000(SH)    (SOLE)         100,000

KEYNOTE SYSTEMS INC     COMMON STK   493308100       250      10,000(SH)    (SOLE)          10,000

LOISLAW.COM             COMMON STK   541431102       667      46,000(SH)    (SOLE)          46,000

PER-SE TECHNOLOGIES INC COMMON STK   584028104    14,317   4,165,000(SH)    (SOLE)       4,165,000

MEDIAONE GROUP INC      COMMON STK   5844OJ104    18,786     275,000(SH)    (SOLE)         275,000

MONTANA POWER CORP      COMMON STK   612085100    16,741     550,000(SH)    (SOLE)         550,000

NTLI INC                COMMON STK   629407107    86,965     905,000(SH)    (SOLE)         905,000

NEW ERA OF NETWORKS     COMMON STK   644312100    12,975     600,000(SH)    (SOLE)         600,000

N.A. VACCINE            COMMON STK   657201109     4,125     550,000(SH)    (SOLE)         550,000

OCEAN ENERGY INC        COMMON STK   67481E106    18,338   1,800,000(SH)    (SOLE)       1,800,000

OMNICARE INC            COMMON STK   681904108    17,325   1,800,000(SH)    (SOLE)       1,800,000

OUTBACK STEAKSHOUSE INC COMMON STK   689899102    18,465     725,000(SH)    (SOLE)         725,000

PARAMETRIC              COMMON STK   699173100     6,750     500,000(SH)    (SOLE)         500,000

PEAPOD                  COMMON STK   704718105       503      50,000(SH)    (SOLE)          50,000

PENNACO ENERGY          COMMON STK   708046107     4,424     363,000(SH)    (SOLE)         363,000

PEREGRINE SYSTEMS       COMMON STK   71366Q101    28,933     710,000(SH)    (SOLE)         710,000

SPRINT CORP             COMMON STK   852061100    16,275     300,000(SH)    (SOLE)         300,000

SUPERIOR TELECOM        COMMON STK   868365107    15,192   1,090,000(SH)    (SOLE)       1,090,000

TELEPHONE AND DATA SYS. COMMON STK   879433100    19,983     225,000(SH)    (SOLE)         225,000

TOTAL RENAL CARE        COMMON STK   89151A107    10,784   1,450,000(SH)    (SOLE)       1,450,000

TYCO INTERNATIONAL LTD  COMMON STK   902124106    75,573     730,000(SH)    (SOLE)         730,000

UNITED GLOBAL COMM.     PREFER STK   913247102    43,350     850,000(SH)    (SOLE)         850,000
CVT P

VINTAGE PETROLEUM INC   COMMON STK   927460105    12,150     900,000(SH)    (SOLE)         900,000

WORLD ACCESS            COMMON STK   98141A101     7,328     655,000(SH)    (SOLE)         655,000

GLOBAL CROSSING LTD     COMMON STK   G3921A100    17,225     650,000(SH)    (SOLE)         650,000

RADWARE LTD             COMMON STK   M81873107       990      36,000(SH)    (SOLE)          36,000





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